Equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Composition of Share Capital

	December 31		December 31
	2021	2020	2021	2020
	Registered		Issued and paid-up

Ordinary shares with no par value **	100,000,000	44,951,295	45,133,945	26,941,705

**	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.

Schedule of Changes in Share Capital

Number of shares
Balance as of January 1, 2021	26,941,705
Options exercised by employees	10,103
Options exercised by controlling shareholder	2,150,919
Options exercised by investors	240,972
Issuance of shares- SPAC (Note 17N)	15,650,280
Issuance of shares (Note 17R)	139,966
Balance as of December 31, 2021	45,133,945

Schedule of Share-based Payment Expenses

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2021	2020	2019
	NIS in thousands
Equity-settled share-based payment plans	6,452	10,008	68,036

Total expenses recognized from share-based payment transactions	6,452	10,008	68,036

Schedule of Share-based Payment Arrangements

During the period ended December 31, 2021, the Company had share-based payment arrangements as described below:

Grant date	26/01/2021 **	30/08/2021
Number granted	861,255	340,170
Original contract duration	4	4
Vesting immediate	6%	6%
Vesting period - rest	48 months	48 months
Exercise price (NIS)	18.38	20.16
Economic value of all options (B&S) as of the grant date (NIS in thousands)	4,888	3,190
Data and economic assumptions in the model:
Share price (in NIS)	17.40	20.65
Risk-free interest rate	0.20%	0.20%
Volatility rate	39.30%	59.06%
Options as of January 1, 2021	-	-
Granted options:
Vested options	1,217,436	63,782
Options exercised into shares
Expired options:
Options exercisable as of December 31, 2021:	1,217,436	63,782
Additional details	ESOP	ESOP

**	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926.

Schedule of Share Options Activity

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2021 **		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS

Share options at beginning of year	1,199,791	15.40	6,634,183	3.77	75,000	0.66
Share options which were granted during the year	1,201,426	18.88	54,000	5.65	7,584,183	3.79
Share options which were forfeited during the year	132,688	18.38	-	-	950,000	4.79
Share options which expired during the year	674	18.38	1,070,000	5.06	-	-
Share options which were exercised during the year	10,103	18.38	280,000	2.09	75,000	0.66

Share options at end of year	2,257,753	17.06	5,338,183	3.46	6,634,183	3.64

Exercisable share options at year end	1,413,615	15,90	5,252,203	1	4,076,992	3.77